SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets & Income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, useful life	10 years		10 years		10 years
Impairment loss measurement	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized Tax Benefits					$ 0	$ 0